Liquidity and Going Concern Considerations (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2022
Liquidity and Going Concern Considerations [Line Items]
Net loss	$ (3,968,852)	$ (5,780,054)	$ (2,118,349)	$ (2,118,349)
Net cash in operating activities	(4,900,883)	(4,216,061)		$ 910,251
Accumulated deficit	(18,541,751)	(14,835,585)
Working capital deficit	3,219,788
Cash	839,622
Deferred revenue	4,123,849	3,988,699
Long-term loans	1,567,487
Long-term loans	1,766,986	$ 3,207,237
Gross proceeds	4,800
Secured Convertible Note [Member]
Liquidity and Going Concern Considerations [Line Items]
Principal amount	5,000
Gross proceeds	$ 4,800